Debt	9 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
Debt	DEBT
As of September 30, 2022 and December 31, 2021, our debt was as follows:

(in thousands of $)	September 30, 2022	December 31, 2021
Gimi facility	(535,000)	(410,000)
Norwegian Bonds	(299,520)	(299,403)
Golar Arctic facility	(23,707)	(29,178)
2017 Convertible Bonds	—	(315,646)
Subtotal (excluding lessor VIE debt)	(858,227)	(1,054,227)
CSSC VIE debt - Hilli facility (1)	(519,075)	(597,280)
Total debt (gross)	(1,377,302)	(1,651,507)
Less: Deferred financing costs	23,554	28,207
Total debt, net of deferred financing costs	(1,353,748)	(1,623,300)

At September 30, 2022, our debt, net of deferred financing costs, is broken down as follows:

	Golar debt	VIE debt (1)	Total debt
(in thousands of $)
Current portion of long-term debt and short-term debt	(7,225)	(347,097)	(354,322)
Long-term debt	(827,739)	(171,687)	(999,426)
Total	(834,964)	(518,784)	(1,353,748)
(1) This amount relates to the lessor VIE (for which legal ownership resides with a financial institution) that we are required to consolidate under U.S. GAAP (see note 12.1).

2017 Convertible Bonds

In February 2017, we closed a $402.5 million aggregate principal amount of 2.75% convertible senior unsecured notes due 2022 (“2017 Convertible Bonds”). In February 2022, we fully redeemed the outstanding notional value of our 2017 Convertible Bonds, inclusive of interest, amounting to $321.7 million.

Golar Tundra facility

In December 2021, we entered into a secured loan facility for $182.0 million (“the Golar Tundra Facility”). The Golar Tundra facility bears interest at LIBOR plus a margin of 3% and is repayable over a term of five years. In May 2022, concurrent with the sale of the Golar Tundra to Snam, we repaid the Golar Tundra Facility in full, including accrued interest. Following the completion of TundraCo Disposal in May 2022, we retrospectively reclassified the comparative period balance of Golar Tundra facility as held for sale (note 11).

Corporate RCF

In November 2021, we executed a $200.0 million revolving facility (the “Corporate RCF”) which has a term of three years. The Corporate RCF bears interest at LIBOR plus a margin of 2.8% and is secured against our NFE Shares (note 14). Under the terms of the facility, we are permitted to release a portion of the pledged NFE Shares in accordance with the prescribed loan to value ratio based on the then-current market value of such NFE Shares. In February 2022, we had drawn $131.0 million of the available funds, which we repaid in May 2022. As of September 30, 2022, the facility was undrawn and available for use. In November 2022, the Corporate RCF was canceled.